Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and other assets [Abstract]
Prepayments and other assets
	December 31,
	2017	2016
Bunkers	216	504
Other prepayments and other assets	210	513
Total	426	1,017